Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Shares Excluded From Calculation of Diluted Net Loss Per Share all Potentially Dilutive Stock Options, Preferred Stock and Warrants
	As of March 31,
	2016	2015
Stock options	4,495,704	242,893
Preferred stock	21,662,200	23,815,600
Unvested restricted stock	2,300,850	—
Warrants to purchase common stock	8,876,336	3,330,500
Total	37,335,090	27,388,993

	Years Ended December 31,
	2015	2014
Stock options	3,243,041	44,615
MabVax Series A redeemable convertible preferred stock	—	137,607
MabVax Series B redeemable convertible preferred stock	—	156,247
MabVax Series C-1 redeemable convertible preferred stock	—	412,444
Series B redeemable convertible preferred stock	—	102,895
Series A-1 preferred stock	—	742,658
Series C preferred stock	—	47,023
Series D preferred stock	19,149,100	—
Series E preferred stock	3,333,300	—
Unvested restricted stock	2,300,850	—
Warrants to purchase common stock	7,209,668	—
Total	35,235,959	1,643,489